Leases - Amounts recognized in the consolidated statement of income related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	$ 2,984	$ 2,679	$ 1,603
Interest expense (included in finance cost)	500	386	276
Total amount recognized in net loss for the period	3,484	3,065	1,879
Total cash outflow for leases	436
Lease commitments for short-term leases for which recognition exemption has been used	24,326
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	2,577	1,611	921
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	$ 407	$ 1,068	$ 682